Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2020
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Non-controlling Interests
Non-controlling
interests at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Preferred securities issued by subsidiaries	¥—	¥436,500
Others	60,296	57,623

Total non-controlling interests	¥60,296	¥494,123

Preferred Securities Issued by Subsidiaries
Preferred securities issued by subsidiaries
Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer	At March 31,
		2020	2019
		(In millions)
SMFG Preferred Capital JPY 2 Limited
Series B (non-cumulative perpetual preferred securities)	July 2019	¥—	¥140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	—	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	—	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	—	164,500

Preferred securities issued by subsidiaries		¥—	¥436,500

Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Perpetual subordinated bonds	¥684,476	¥598,703

Total equity attributable to other equity instruments holders	¥684,476	¥598,703